UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive
         Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Spagnola
Title:     Controller
Phone:     703-269-1900

Signature, Place, and Date of Signing:

 /s/ Debra Spagnola     McLean, VA     April 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $101,721 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741r102     3822    92839 SH       SOLE                    92839        0        0
AVERY DENNISON CORP            COM              053611109     5855   194325 SH       SOLE                   194325        0        0
COOPER TIRE & RUBR CO          COM              216831107     7205   473397 SH       SOLE                   473397        0        0
DOLE FOOD CO INC NEW           COM              256603101     4301   430934 SH       SOLE                   430934        0        0
ELECTRONIC ARTS INC            COM              285512109     8484   514641 SH       SOLE                   514641        0        0
ENERGY PARTNERS LTD            COM NEW          29270u303     3164   190469 SH       SOLE                   190469        0        0
GLATFELTER                     COM              377316104     2256   142961 SH       SOLE                   142961        0        0
ISHARES TR                     S&P NA MULTIMD   464287531     3169   101485 SH       SOLE                   101485        0        0
ISHARES TR                     DJ US INDUSTRL   464287754     3090    43290 SH       SOLE                    43290        0        0
ISHARES TR                     DJ US HEALTHCR   464287762     3188    40770 SH       SOLE                    40770        0        0
K12 INC                        COM              48273u102     6526   276168 SH       SOLE                   276168        0        0
KEYCORP NEW                    COM              493267108     6768   796252 SH       SOLE                   796252        0        0
KRATON PERFORMANCE POLYMERS    COM              50077c106     6683   251539 SH       SOLE                   251539        0        0
LAZARD LTD                     SHS A            G54050102     5396   188919 SH       SOLE                   188919        0        0
MDU RES GROUP INC              COM              552690109     4261   190309 SH       SOLE                   190309        0        0
NEWELL RUBBERMAID INC          COM              651229106     5023   282027 SH       SOLE                   282027        0        0
PROTECTIVE LIFE CORP           COM              743674103     6356   214582 SH       SOLE                   214582        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835y101     2015    53555 SH       SOLE                    53555        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     2155    73227 SH       SOLE                    73227        0        0
SAGENT PHARMACEUTICALS INC     COM              786692103     3679   205870 SH       SOLE                   205870        0        0
WMS INDS INC                   COM              929297109     2290    96500 SH       SOLE                    96500        0        0
ZIONS BANCORPORATION           COM              989701107     6035   281230 SH       SOLE                   281230        0        0